Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue from External Customer [Line Items]
Revenue	$ 9,396,001	$ 11,613,852
Over Time [Member] | Construction services [Member]
Revenue from External Customer [Line Items]
Revenue	$ 9,396,001	$ 11,613,852